Schedule of Investments
February 29, 2024 (unaudited)
Tarkio Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.66%

Apparel & Other Finisd Prods of Fabrics & Similar Matl - 0.04%
FIGS, Inc. Class A (2)	10,475	54,784

Communications Equipment - 0.53%
Lumentum Holdings, Inc. (2)	16,801	814,344

Construction Machinery & Equipment - 9.00%
Manitowoc Co., Inc. (2)	988,499	13,779,676

Dental Equipment & Supplies - 1.88%
Envista Holdings Corp. (2)	139,525	2,881,191

Drawing & Insulating of Nonferrous Wire - 0.72%
Belden, Inc.	4,300	366,274
Corning, Inc.	23,025	742,326

		1,108,600

Electronic & Other Electrical Equipment (No Computer Equipment) - 11.95%
General Electric Co.	116,675	18,305,141

Fire, Marine & Casulty Insurance - 4.75%
Berkshire Hathaway, Inc. Class B (2)	14,825	6,069,355
Fairfax Financial Holdings, Ltd. (Canada)	1,125	1,197,866

		7,267,221

General Industrial Machinery & Equipment - 5.07%
ESAB Corp.	78,308	7,761,889

Industrial Instruments For Measurement, Display, & Control - 15.15%
Cognex Corp.	303,725	11,981,951
Danaher Corp.	44,300	11,214,102

		23,196,053

Industrial Trucks, Tractors, Trailers & Stackers - 2.38%
Terex Corp.	63,500	3,641,725

Land Subdividers & Developers (No Cemeteries) - 4.49%
The St. Joe Co.	127,750	6,881,893

Miscellaneous Fabricated Metal Products - 3.20%
Parker Hannifin Corp.	9,150	4,899,368

Motor Vehicle Parts & Accessories - 2.89%
Modine Manufacturing Co. (2)	49,300	4,422,703

National Commerical Banks - 0.04%
Bank of America Corp.	1,950	67,314

Office Furniture - 6.58%
MillerKnoll, Inc.	329,749	10,073,832

Optical Instruments & Lenses - 2.55%
Coherent Corp. (2)	65,550	3,898,914

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.55%
Enovis Corp. (2)	90,825	5,432,243

Pollution & Treatment Controls - 0.79%
Veralto Corp.	13,975	1,207,720

Printed Circuit Boards - 1.14%
Kimball Electronics, Inc. (2)	77,575	1,746,213

Retail-Catalog & Mail-Order Houses - 0.03%
Amazon.com, Inc. (2)	300	53,028

Retail-Eating Places - 3.44%
Chipotle Mexican Grill, Inc. (2)	1,960	5,269,989

Retail- Home Furniture, Furnishings & Equipment Stores - 0.60%
The Container Store Group, Inc. (2)	665,374	918,216

Retail- Variety Stores - 1.71%
Costco Wholesale Corp.	3,515	2,614,773

Services-Business Services - 1.38%
Global Payments, Inc.	16,325	2,117,352

Services - Prepackaged Software - 0.69%
ATS Corp. (2)	28,025	1,056,543

Special Industry Machinery (No Metalworking Machinery - 0.08%
Twilio, Inc. Class A (2)	2,150	128,119

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.80%
Nucor Corp.	14,300	2,749,890

Telephone & Telegraph Apparatus - 1.48%
Ciena Corp. (2)	39,649	2,259,200

Telephone Communications (No Radiotelephone) - 3.73%
Lumen Technologies, Inc. (2)	3,522,000	5,705,640

Textile Mills Products - 1.06%
Interface, Inc.	103,675	1,629,771

Totalizing Fluid Meters & Counting Devices - 4.80%
Vontier Corp.	171,025	7,354,075

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 2.18%
GE HealthCare Technologies, Inc.	36,525	3,334,002

Total Common Stock	(Cost $ 97,087,427)	152,631,422

Money Market Registered Investment Companies - 0.33%

Federated Hermes Government Obligation Fund - Institutional Class - 5.21% (3)	507,249	507,249

Total Money Market Registered Investment Companies	(Cost $ 507,249)	507,249

Total Investments - 99.99%	(Cost $ 97,594,675)	153,138,671

Assets in Excess of Other Liabilities - 0.01%		10,553

Total Net Assets - 100.00%		153,149,223

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$153,138,671	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$153,138,671	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The rate shown represents the 7-day yield at February 29, 2024.